CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (DEFICIT) - USD ($)	Total	Preferred Stock [Member]	Accumulated Deficit	Common Stock [Member]	Shares To Be Issued	Additional Paid-in Capital	Treasury Stock
Balance, shares at Dec. 31, 2022		615,000		149,178,410	64,899,870		54,422,903
Balance, amount at Dec. 31, 2022	$ (761,094)	$ 6,150	$ (457,957)	$ 149,178	$ 64,899	$ 673,940	$ (1,197,304)
Sale of common stock, shares				2,500,000
Sale of common stock, amount	25,000	0	0	$ 2,500	$ 0	22,500	0
Series D Preferred Stock issued for services, shares					10,000
Series D Preferred Stock issued for services, amount	200,000	0	0	0	$ 10	199,990	$ 0
Conversion of debt and accrued interest, shares							(2,172,903)
Conversion of debt and accrued interest, amount	28,248	$ 0	0	0	0	0	$ 28,248
Conversion of Series D Preferred Stock into Common Stock, shares		(11,250)					(14,062,500)
Conversion of Series D Preferred Stock into Common Stock, amount	0	$ (112)	0	$ 0	$ 0	(196,763)	$ 196,875
Conversion of Series A Preferred Stock into Common Stock, shares				5,000,000	(5,000,000)
Conversion of Series A Preferred Stock into Common Stock, amount	0	0	0	$ 5,000	$ (5,000)	0	0
Common stock issued related to December 3, 2021 merger, shares				54,422,903	(54,422,903)
Common stock issued related to December 3, 2021 merger, amount	0	0	0	$ 54,423	$ (54,423)	0	0
Net loss	(402,170)	$ 0	(402,170)	$ 0	$ 0	0	$ 0
Balance, shares at Dec. 31, 2023		603,750		211,101,313	5,486,967		38,187,500
Balance, amount at Dec. 31, 2023	(910,016)	$ 6,038	(860,127)	$ 211,101	$ 5,486	699,667	$ (972,181)
Series D Preferred Stock issued for services, shares		110,000			(110,000)
Series D Preferred Stock issued for services, amount	120,000	$ 1,100	0	0	$ (10)	118,910	0
Net loss	(947,236)	$ 0	(947,236)	$ 0	$ 0	0	$ 0
Balance, shares at Dec. 31, 2024		713,750		211,101,313	5,376,967		38,187,500
Balance, amount at Dec. 31, 2024	$ (1,737,252)	$ 7,138	$ (1,807,363)	$ 211,101	$ 5,476	$ 818,577	$ (972,181)